Segment Results - Corporate Divisions - Investment Bank (Detail) - Investment Bank [Member] - EUR (€) € in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Net revenues [Abstract]
Fixed Income, Currency (FIC) Sales & Trading		€ 1,811,000	€ 2,030,000	€ 4,280,000	€ 3,884,000
Equity Origination		115,000	118,000	313,000	136,000
Debt Origination		399,000	450,000	785,000	811,000
Advisory		111,000	42,000	181,000	104,000
Origination and Advisory		624,000	610,000	1,279,000	1,051,000
Other		(41,000)	36,000	(68,000)	95,000
Total net revenues		2,394,000	2,676,000	5,491,000	5,030,000
Provision for credit losses		2,000	364,000	3,000	607,000
Noninterest expenses [Abstract]
Compensation and benefits		491,000	464,000	982,000	959,000
General and administrative expenses		844,000	852,000	1,958,000	1,828,000
Impairment of goodwill and other intangible assets		0	0	0	0
Restructuring activities		11,000	11,000	12,000	15,000
Total noninterest expenses		1,346,000	1,327,000	2,951,000	2,802,000
Noncontrolling interests		(2,000)	6,000	(1,000)	5,000
Profit (loss) before tax		1,047,000	979,000	2,538,000	1,616,000
Total assets	[1]	586,000,000	594,000,000	586,000,000	594,000,000
Loans gross of allowances for loan losses	[1]	€ 75,000,000	€ 80,000,000	€ 75,000,000	€ 80,000,000

[1]	As of quarter-end.